Fixed Assets-Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Guaranteed by the company and other subsidiaries of the Group USD ($)	Dec. 31, 2013 Guaranteed by the company and other subsidiaries of the Group CNY	Dec. 31, 2012 Guaranteed by the company and other subsidiaries of the Group CNY	Dec. 31, 2013 Guaranteed by the company and other subsidiaries of the Group Buildings USD ($)	Dec. 31, 2013 Guaranteed by the company and other subsidiaries of the Group Buildings CNY	Dec. 31, 2012 Guaranteed by the company and other subsidiaries of the Group Buildings CNY	Dec. 31, 2013 Guaranteed by the company and other subsidiaries of the Group Plant and machinery USD ($)	Dec. 31, 2013 Guaranteed by the company and other subsidiaries of the Group Plant and machinery CNY	Dec. 31, 2012 Guaranteed by the company and other subsidiaries of the Group Plant and machinery CNY	Dec. 31, 2013 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch USD ($)	Dec. 31, 2013 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 70,998,893	429,806,000	366,111,000	213,146,000
Net Book value								20,457,571	123,844,000	109,386,000	53,518,014	323,982,000	364,783,000
Short-term bank borrowings	182,628,000	1,105,575,000	1,162,372,000		65,195,005	394,671,000	498,148,000
Long-term bank borrowings	$ 404,063,000	2,446,076,000	2,285,106,000											$ 160,738,887	973,065,000	1,169,480,000